PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks 99.6%
Aerospace & Defense 0.8%
Textron, Inc.	17,700	$1,376,529
TransDigm Group, Inc.	300	269,916
		1,646,445
Automobile Components 0.7%
BorgWarner, Inc.	28,400	1,320,600
Lear Corp.	400	61,904
		1,382,504
Automobiles 0.9%
Harley-Davidson, Inc.	13,900	536,679
Thor Industries, Inc.(a)	11,100	1,281,939
		1,818,618
Banks 4.2%
Citizens Financial Group, Inc.	31,200	1,006,512
Fifth Third Bancorp	47,833	1,391,940
First Citizens BancShares, Inc. (Class A Stock)	300	429,390
Huntington Bancshares, Inc.	87,100	1,066,104
KeyCorp	103,400	1,272,854
M&T Bank Corp.	8,600	1,202,796
New York Community Bancorp, Inc.	38,000	527,060
Regions Financial Corp.	54,400	1,108,128
Webster Financial Corp.	6,500	307,580
		8,312,364
Beverages 0.7%
Molson Coors Beverage Co. (Class B Stock)	20,200	1,409,354
Biotechnology 0.4%
Biogen, Inc.*	1,900	513,361
United Therapeutics Corp.*	900	218,448
		731,809
Broadline Retail 0.7%
Kohl’s Corp.	23,600	671,420
Macy’s, Inc.	39,300	651,987
		1,323,407

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 1.8%
Builders FirstSource, Inc.*	11,000	$1,588,730
Carrier Global Corp.	7,600	452,580
Owens Corning	10,400	1,455,896
Trane Technologies PLC	300	59,832
		3,557,038
Capital Markets 3.9%
Bank of New York Mellon Corp. (The)	44,800	2,032,128
Carlyle Group, Inc. (The)	11,900	424,235
Franklin Resources, Inc.(a)	44,500	1,301,180
Invesco Ltd.	69,600	1,169,280
Janus Henderson Group PLC	10,800	316,980
Jefferies Financial Group, Inc.	21,300	783,627
State Street Corp.	23,100	1,673,364
		7,700,794
Chemicals 5.9%
Albemarle Corp.	4,800	1,018,944
Celanese Corp.	10,000	1,253,900
CF Industries Holdings, Inc.	8,800	722,304
Corteva, Inc.	5,800	327,294
DuPont de Nemours, Inc.	26,300	2,041,669
Eastman Chemical Co.	3,400	290,972
Huntsman Corp.	12,100	360,217
International Flavors & Fragrances, Inc.	15,700	1,328,377
LyondellBasell Industries NV (Class A Stock)	18,400	1,819,024
Mosaic Co. (The)	35,900	1,463,284
Westlake Corp.	9,000	1,237,500
		11,863,485
Commercial Services & Supplies 0.0%
Republic Services, Inc.	400	60,444
Communications Equipment 0.4%
Viasat, Inc.*(a)	23,100	714,714
Construction & Engineering 0.6%
MDU Resources Group, Inc.	51,300	1,134,756
Consumer Finance 1.8%
Ally Financial, Inc.	44,259	1,351,670

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Discover Financial Services	7,900	$833,845
Synchrony Financial	41,900	1,447,226
		3,632,741
Consumer Staples Distribution & Retail 1.7%
Kroger Co. (The)	37,800	1,838,592
Walgreens Boots Alliance, Inc.	51,500	1,543,455
		3,382,047
Containers & Packaging 1.4%
International Paper Co.	40,600	1,464,036
Westrock Co.	40,800	1,358,232
		2,822,268
Distributors 0.3%
LKQ Corp.	10,500	575,295
Diversified REITs 0.3%
WP Carey, Inc.	8,500	574,005
Diversified Telecommunication Services 0.6%
Frontier Communications Parent, Inc.*	66,100	1,203,681
Electric Utilities 4.1%
Alliant Energy Corp.	1,200	64,488
Avangrid, Inc.(a)	28,300	1,049,364
Edison International	16,400	1,180,144
Entergy Corp.	5,100	523,770
Evergy, Inc.	23,200	1,391,304
Eversource Energy	9,000	650,970
FirstEnergy Corp.	7,100	279,669
Pinnacle West Capital Corp.	8,700	720,534
PPL Corp.	58,200	1,602,246
Xcel Energy, Inc.	12,100	759,033
		8,221,522
Electrical Equipment 0.6%
AMETEK, Inc.	1,200	190,320
Regal Rexnord Corp.	6,800	1,062,024
		1,252,344

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 2.8%
Arrow Electronics, Inc.*	8,900	$1,268,606
Avnet, Inc.	23,900	1,159,150
Coherent Corp.*	18,600	880,896
Corning, Inc.	25,700	872,258
TD SYNNEX Corp.	12,000	1,184,520
Teledyne Technologies, Inc.*	500	192,265
		5,557,695
Energy Equipment & Services 0.2%
Baker Hughes Co.	13,900	497,481
Financial Services 3.0%
Corebridge Financial, Inc.	57,700	1,079,567
Fidelity National Information Services, Inc.	31,300	1,889,894
Global Payments, Inc.	16,600	1,830,150
MGIC Investment Corp.	72,200	1,208,628
		6,008,239
Food Products 1.9%
Bunge Ltd.	13,900	1,510,513
Conagra Brands, Inc.	11,900	390,439
Darling Ingredients, Inc.*	1,600	110,800
J.M. Smucker Co. (The)	1,100	165,715
Tyson Foods, Inc. (Class A Stock)	27,300	1,521,156
		3,698,623
Gas Utilities 1.3%
Atmos Energy Corp.	7,400	900,654
National Fuel Gas Co.	8,500	451,435
UGI Corp.	42,300	1,141,677
		2,493,766
Ground Transportation 2.1%
Knight-Swift Transportation Holdings, Inc.	22,800	1,385,100
Ryder System, Inc.	13,041	1,332,138
Schneider National, Inc. (Class B Stock)	8,500	261,885
U-Haul Holding Co. (XLON)	2,400	146,064
U-Haul Holding Co. (NYSE)	17,300	989,733
		4,114,920

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 0.9%
Enovis Corp.*	3,133	$200,199
QuidelOrtho Corp.*(a)	12,900	1,126,944
Zimmer Biomet Holdings, Inc.	4,100	566,415
		1,893,558
Health Care Providers & Services 1.5%
Laboratory Corp. of America Holdings	6,000	1,283,580
Premier, Inc. (Class A Stock)	20,000	555,000
Quest Diagnostics, Inc.	4,900	662,529
Universal Health Services, Inc. (Class B Stock)	3,600	500,256
		3,001,365
Health Care REITs 1.8%
Healthcare Realty Trust, Inc.	63,800	1,246,014
Healthpeak Properties, Inc.	12,200	266,326
Medical Properties Trust, Inc.(a)	119,969	1,210,487
Ventas, Inc.	3,000	145,560
Welltower, Inc.	9,700	796,855
		3,665,242
Hotel & Resort REITs 1.3%
Host Hotels & Resorts, Inc.	79,200	1,457,280
Park Hotels & Resorts, Inc.	82,300	1,121,749
		2,579,029
Hotels, Restaurants & Leisure 0.6%
Penn Entertainment, Inc.*(a)	42,200	1,109,438
Household Durables 4.1%
D.R. Horton, Inc.	13,500	1,714,770
Lennar Corp. (Class A Stock)	15,063	1,910,440
Mohawk Industries, Inc.*	11,039	1,173,887
Newell Brands, Inc.	46,800	522,288
PulteGroup, Inc.	18,447	1,556,743
Toll Brothers, Inc.	15,533	1,247,766
		8,125,894
Independent Power & Renewable Electricity Producers 0.4%
Clearway Energy, Inc. (Class C Stock)	32,300	853,043

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs 0.1%
Rexford Industrial Realty, Inc.	2,100	$115,689
Insurance 4.7%
Aflac, Inc.	2,300	166,382
Arthur J. Gallagher & Co.	900	193,320
Axis Capital Holdings Ltd.	19,500	1,074,840
Brighthouse Financial, Inc.*	13,900	724,607
CNA Financial Corp.	26,100	1,022,076
Fidelity National Financial, Inc.	7,100	278,107
First American Financial Corp.	4,600	291,548
Hartford Financial Services Group, Inc. (The)	16,800	1,207,584
Loews Corp.	22,700	1,422,155
Markel Group, Inc.*	250	362,428
Old Republic International Corp.	47,100	1,298,547
Reinsurance Group of America, Inc.	800	112,280
Unum Group	27,200	1,322,192
		9,476,066
IT Services 0.7%
Cognizant Technology Solutions Corp. (Class A Stock)	10,700	706,521
Twilio, Inc. (Class A Stock)*	10,900	719,727
		1,426,248
Machinery 3.5%
AGCO Corp.	8,200	1,091,420
CNH Industrial NV (United Kingdom)	2,600	37,336
Cummins, Inc.	700	182,560
Fortive Corp.	10,200	799,170
Gates Industrial Corp. PLC*	81,500	1,110,030
Ingersoll Rand, Inc.	11,900	776,713
Otis Worldwide Corp.	1,300	118,248
PACCAR, Inc.	19,350	1,666,616
Parker-Hannifin Corp.	1,500	615,015
Westinghouse Air Brake Technologies Corp.	5,200	615,888
		7,012,996
Media 2.8%
DISH Network Corp. (Class A Stock)*	59,700	473,421
Fox Corp. (Class A Stock)	15,100	505,095
Fox Corp. (Class B Stock)	14,700	461,727
Liberty Broadband Corp. (Class C Stock)*	15,000	1,336,950
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	7,900	250,430

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	10,500	$334,215
News Corp. (Class A Stock)	66,400	1,316,048
Nexstar Media Group, Inc.	300	56,016
Paramount Global (Class B Stock)	47,800	766,234
		5,500,136
Metals & Mining 4.0%
Cleveland-Cliffs, Inc.*	75,300	1,329,045
Nucor Corp.	13,000	2,237,171
Reliance Steel & Aluminum Co.	5,290	1,549,229
SSR Mining, Inc. (Canada)	12,500	182,000
Steel Dynamics, Inc.	13,200	1,406,856
United States Steel Corp.	48,700	1,241,850
		7,946,151
Mortgage Real Estate Investment Trusts (REITs) 2.3%
AGNC Investment Corp.	115,200	1,173,888
Annaly Capital Management, Inc.	63,231	1,270,311
Rithm Capital Corp.	118,200	1,191,456
Starwood Property Trust, Inc.	42,100	873,154
		4,508,809
Multi-Utilities 2.0%
Ameren Corp.	4,200	359,814
CenterPoint Energy, Inc.	5,700	171,513
CMS Energy Corp.	3,300	201,531
Consolidated Edison, Inc.	19,233	1,824,442
DTE Energy Co.	2,700	308,610
Public Service Enterprise Group, Inc.	10,100	637,512
WEC Energy Group, Inc.	6,200	557,132
		4,060,554
Office REITs 0.6%
Alexandria Real Estate Equities, Inc.	2,800	351,904
Cousins Properties, Inc.	8,100	197,883
Highwoods Properties, Inc.	7,800	197,106
Kilroy Realty Corp.	5,300	189,210
Vornado Realty Trust	13,900	312,472
		1,248,575

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 6.8%
Antero Resources Corp.*	28,200	$754,350
Chesapeake Energy Corp.	9,700	818,098
Coterra Energy, Inc.	39,600	1,090,584
Devon Energy Corp.	26,500	1,431,000
Diamondback Energy, Inc.	8,400	1,237,488
DT Midstream, Inc.	12,900	690,408
EQT Corp.	22,400	944,832
HF Sinclair Corp.	14,600	760,514
Marathon Oil Corp.	37,600	987,752
Ovintiv, Inc.	16,300	751,267
Phillips 66	17,400	1,940,970
Range Resources Corp.	7,200	226,296
Southwestern Energy Co.*	116,200	752,976
Williams Cos., Inc. (The)	35,100	1,209,195
		13,595,730
Passenger Airlines 2.1%
Alaska Air Group, Inc.*	15,200	739,176
Delta Air Lines, Inc.	22,800	1,054,728
Southwest Airlines Co.	28,200	963,312
United Airlines Holdings, Inc.*	27,000	1,466,370
		4,223,586
Pharmaceuticals 2.8%
Elanco Animal Health, Inc.*	102,600	1,238,382
Jazz Pharmaceuticals PLC*	4,200	547,764
Perrigo Co. PLC	31,800	1,165,152
Royalty Pharma PLC (Class A Stock)	41,800	1,311,684
Viatris, Inc.	134,689	1,418,275
		5,681,257
Professional Services 2.3%
Clarivate PLC*	96,300	915,813
Concentrix Corp.	12,800	1,065,472
Jacobs Solutions, Inc.	2,500	313,525
Leidos Holdings, Inc.	4,700	439,591
ManpowerGroup, Inc.	8,400	662,592
SS&C Technologies Holdings, Inc.	21,000	1,223,250
		4,620,243

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 1.1%
CBRE Group, Inc. (Class A Stock)*	1,400	$116,634
Howard Hughes Corp. (The)*	9,100	768,313
Jones Lang LaSalle, Inc.*	7,700	1,282,435
		2,167,382
Residential REITs 0.3%
AvalonBay Communities, Inc.	1,300	245,245
Equity Residential	2,400	158,256
Essex Property Trust, Inc.	600	146,130
		549,631
Retail REITs 2.1%
Kimco Realty Corp.	68,161	1,380,942
Realty Income Corp.	34,713	2,116,451
Spirit Realty Capital, Inc.	17,900	721,907
		4,219,300
Semiconductors & Semiconductor Equipment 0.6%
Marvell Technology, Inc.	5,800	377,754
MKS Instruments, Inc.	1,000	109,170
ON Semiconductor Corp.*	700	75,425
Qorvo, Inc.*	700	77,014
Skyworks Solutions, Inc.	5,200	594,724
		1,234,087
Software 0.2%
Aspen Technology, Inc.*	1,900	339,150
Specialized REITs 1.8%
EPR Properties	24,700	1,102,608
VICI Properties, Inc.	55,800	1,756,584
Weyerhaeuser Co.	21,500	732,290
		3,591,482
Specialty Retail 1.9%
Advance Auto Parts, Inc.	9,000	669,510
CarMax, Inc.*	1,500	123,915
Lithia Motors, Inc.	2,700	838,431

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Penske Automotive Group, Inc.	6,600	$1,065,372
Petco Health & Wellness Co., Inc.*	123,200	1,005,312
		3,702,540
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	96,200	1,671,956
Western Digital Corp.*	28,400	1,208,704
		2,880,660
Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	13,700	1,228,068
Trading Companies & Distributors 1.2%
Air Lease Corp.	27,600	1,168,584
Ferguson PLC	300	48,486
United Rentals, Inc.	2,600	1,208,168
		2,425,238

Total Common Stocks (cost $168,635,123)		198,671,506
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell Mid-Cap Value ETF (cost $593,787)	5,200	596,336

Total Long-Term Investments (cost $169,228,910)		199,267,842

Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	460,028	460,028

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $7,824,950; includes $7,776,199 of cash collateral for securities on loan)(b)(wi)	7,837,737	$7,833,034

Total Short-Term Investments (cost $8,284,978)		8,293,062

TOTAL INVESTMENTS 104.0% (cost $177,513,888)		207,560,904
Liabilities in excess of other assets (4.0)%		(8,045,476)

Net Assets 100.0%		$199,515,428

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
NYSE—New York Stock Exchange
REITs—Real Estate Investment Trust
XLON—London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,695,065; cash collateral of $7,776,199 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).